THE KP FUNDS

                            KP LARGE CAP EQUITY FUND
                            KP SMALL CAP EQUITY FUND
                              KP FIXED INCOME FUND
                                 (THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 14, 2017
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

William Stevens no longer serves as portfolio manager of the KP Fixed Income Fund. Additionally, the description of the S&P 500 Index used in the KP Large Cap Equity Fund's Passive Large Cap Equity Sub-strategy has been revised to describe how the S&P 500 Index is reconstituted. Further, the primary objective of the KP Small Cap Equity Fund's Passive Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the S&P 600 Index. Lastly, DeForest Hinman has been appointed portfolio manager of the KP Small Cap Equity Fund. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.   All references to William Stevens are deleted.

2. The last sentence of the fourth paragraph on page 2 is deleted and replaced with the following:

"The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments."

3. In the last two paragraphs on page 12, first two paragraphs on page 13, last paragraph beginning on page 50 and first full three paragraphs on page 51, all references to "Russell 2000 Index" are replaced with "S&P 600 Index."

4. The last three sentences of each of the fifth paragraph on page 12 and last paragraph beginning on page 50 is deleted and replaced with the following:

"The S&P 600 Index is a free float-adjusted capitalization-weighted index designed to measure the small-cap segment of the U.S. equity market, and comprised of equity securities issued by approximately 600 small-size U.S. companies. As of July 31, 2017, the market capitalization of companies included in the S&P 600 Index ranged from $79 million to $4.526 billion, as calculated by the index provider. The S&P 600 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 600 Index are made in response to corporate actions and market developments."

5. The disclosure under the heading "Walthausen & Co., LLC" on page 21 is deleted and replaced with the following:

"DeForest Hinman, Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since 2017.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since the Fund's inception in 2014."

6. The last sentence of the second full paragraph on page 46 is deleted and replaced with the following:

"The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments."

7. The following is added immediately following the subheading "Portfolio Manager:" under the "Walthausen & Co., LLC" heading on page 89:

"DeForest Hinman, Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since 2017. Mr. Hinman has been with Walthausen for 9 years.

John Walthausen, Managing Director, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund's assets allocated to Walthausen since the Fund's inception in 2014. Mr. Walthausen has been with Walthausen for 9 years."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KPF-SK-030-0100

                                  THE KP FUNDS

                            KP SMALL CAP EQUITY FUND
                              KP FIXED INCOME FUND
                                  (THE "FUNDS")

                   SUPPLEMENT DATED SEPTEMBER 14, 2017 TO THE
     STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
           IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

William Stevens no longer serves as portfolio manager of the KP Fixed Income Fund. Additionally, DeForest Hinman has been appointed portfolio manager of the Fund. Accordingly, effective immediately, the SAI is supplemented as follows:

     1.   All references to William Stevens are deleted.

     2. The first sentence under the subheading "Compensation" under the "Walthausen" heading on page S-69 is deleted and replaced with the following:

Portfolio Managers, John Walthausen and DeForest Hinman are compensated in the form of salary, bonus and profit sharing related to the firm as a whole.

     3. The following is added to the chart under the subheading "Ownership of Fund Shares" under the "Walthausen" heading on page S-69:

--------------------------------------------------------------------------------
       NAME                                       DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
DeForest Hinman(2)                                           None
--------------------------------------------------------------------------------

(2)  Valuation date is June 30, 2017.

     4. The paragraph under the subheading "Other Accounts" under the "Walthausen" heading on page S-69 is deleted and replaced with the following:

As of December 31, 2016 (unless otherwise noted), in addition to the KP Small Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as listed below:

     5. The following is added to the chart under the subheading "Other Accounts" under the "Walthausen" heading on page S-69:

-----------------------------------------------------------------------------------------------------------------------

                               REGISTERED                  OTHER POOLED
                           INVESTMENT COMPANIES         INVESTMENT VEHICLES                OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                         NUMBER OF     TOTAL ASSETS    NUMBER OF                        NUMBER OF     TOTAL ASSETS
NAME                     ACCOUNTS     (IN MILLIONS)    ACCOUNTS       TOTAL ASSETS      ACCOUNTS      (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------
DeForest Hinman(1)          3            $917.12           0               $0              40            $376.34
-----------------------------------------------------------------------------------------------------------------------

(1)  Valuation date is June 30, 2017

None of the accounts listed above are subject to a performance-based advisory fee.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-031-0100

                                  THE KP FUNDS

KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050 FUND, KP RETIREMENT PATH 2055 FUND AND KP RETIREMENT PATH 2060 FUND
                                 (THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 14, 2017
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The KP Large Cap Equity Fund and the KP Small Cap Equity Fund are underlying funds in which the Funds may invest. The description of the S&P 500 Index used in the KP Large Cap Equity Fund's Passive Large Cap Equity Sub-strategy has been revised to describe how the S&P 500 Index is reconstituted. Further, the primary objective of the KP Small Cap Equity Fund's Passive Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the S&P 600 Index. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1. The last sentence of the first paragraph on page 109 is deleted and replaced with the following:

"The S&P 500 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 500 Index are made in response to corporate actions and market developments."

2. In the last paragraph on page 112 and first three paragraphs on page 113, all references to "Russell 2000 Index" are replaced with "S&P 600 Index."

3. The last three sentences of the last paragraph on page 112 is deleted and replaced with the following:

"The S&P 600 Index is a free float-adjusted capitalization-weighted index designed to measure the small-cap segment of the U.S. equity market, and comprised of equity securities issued by approximately 600 small-size U.S. companies. As of July 31, 2017, the market capitalization of companies included in the S&P 600 Index ranged from $79 million to $4.526 billion, as calculated by the index provider. The S&P 600 Index is reconstituted from time to time as additions and deletions of companies included in the S&P 600 Index are made in response to corporate actions and market developments."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 KPF-SK-032-0100